UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-01561

Name of Registrant:	Putnam Vista Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	Robert T. Burns
Putnam Vista Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	07/31

Date of reporting period:	07/01/2017 - 06/30/2018

Registrant Name :	Putnam Vista Fund
Fund Name :	Putnam Vista Fund
Date of Fiscal Year End:	07/31
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Vista Fund

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 10, 2018

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 10, 2018

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liaison of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President,	August 8, 2018
Jonathan S. Horwitz	Principal Executive Officer and
Compliance Liaison

Schedule A

Putnam American Government Income Fund	Putnam Managed Municipal Income Trust
Putnam Arizona Tax Exempt Income Fund	Putnam Massachusetts Tax Exempt Income Fund
Putnam Asset Allocation Funds	Putnam Master Intermediate Income Trust
Putnam California Tax Exempt Income Fund	Putnam Michigan Tax Exempt Income Fund
Putnam Convertible Securities Fund	Putnam Minnesota Tax Exempt Income Fund
Putnam Diversified Income Trust	Putnam Money Market Fund
Putnam Equity Income Fund	Putnam Mortgage Recovery Fund
Putnam Europe Equity Fund	Putnam Mortgage Securities Fund
The Putnam Fund for Growth and Income	Putnam Municipal Opportunities Trust
Putnam Funds Trust	Putnam New Jersey Tax Exempt Income Fund
George Putnam Balanced Fund	Putnam New York Tax Exempt Income Fund
Putnam Global Equity Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Global Health Care Fund	Putnam Pennsylvania Tax Exempt Income Fund
Putnam Global Income Trust	Putnam Premier Income Trust
Putnam Global Natural Resources Fund	Putnam RetirementReady® Funds
Putnam Global Utilities Fund	Putnam Sustainable Leaders Fund
Putnam High Yield Fund	Putnam Tax Exempt Income Fund
Putnam High Yield Trust	Putnam Tax Exempt Money Market Fund
Putnam Income Fund	Putnam Tax-Free Income Trust
Putnam International Equity Fund	Putnam Variable Trust
Putnam Investment Funds	Putnam Vista Fund
Putnam Investment-Grade Municipal Trust	Putnam Voyager Fund
Putnam Investors Fund